AB Growth Fund

Portfolio of Investments

October 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 33.5%
Communications Equipment – 1.7%
Arista Networks, Inc.(a)	65,770	$25,416,159

IT Services – 0.8%
Shopify, Inc. - Class A(a)	148,000	11,575,080

Semiconductors & Semiconductor Equipment – 17.5%
Applied Materials, Inc.	84,290	15,305,378
Astera Labs, Inc.(a) (b)	145,160	10,184,426
Broadcom, Inc.	187,950	31,908,272
NVIDIA Corp.	947,520	125,792,755
QUALCOMM, Inc.	108,490	17,658,917
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	169,300	32,258,422
Texas Instruments, Inc.	144,840	29,425,694

		262,533,864

Software – 13.5%
AppLovin Corp. - Class A(a)	58,220	9,861,886
Cadence Design Systems, Inc.(a)	66,080	18,246,010
Fair Isaac Corp.(a)	3,920	7,812,991
HubSpot, Inc.(a)	39,930	22,152,765
Manhattan Associates, Inc.(a)	111,910	29,472,617
Microsoft Corp.	168,720	68,559,372
ServiceNow, Inc.(a)	34,170	31,880,268
Synopsys, Inc.(a)	30,760	15,798,644

		203,784,553

		503,309,656

Consumer Discretionary – 15.9%
Automobiles – 0.8%
Ferrari NV	24,730	11,768,513

Broadline Retail – 8.3%
Amazon.com, Inc.(a)	671,870	125,236,568

Hotels, Restaurants & Leisure – 1.6%
Chipotle Mexican Grill, Inc.(a)	421,700	23,518,209

Specialty Retail – 3.4%
Home Depot, Inc. (The)	87,990	34,646,062
Tractor Supply Co.	63,560	16,875,816

		51,521,878

Textiles, Apparel & Luxury Goods – 1.8%
Lululemon Athletica, Inc.(a)	55,950	16,667,505
On Holding AG - Class A(a)	211,510	10,029,804

		26,697,309

		238,742,477

Health Care – 15.2%
Biotechnology – 3.9%
Genmab A/S (Sponsored ADR)(a)	129,000	2,879,280

Company	Shares	U.S. $ Value

United Therapeutics Corp.(a)	38,210	$14,289,394
Vertex Pharmaceuticals, Inc.(a)	88,330	42,043,313

		59,211,987

Health Care Equipment & Supplies – 2.7%
IDEXX Laboratories, Inc.(a)	32,524	13,234,666
Intuitive Surgical, Inc.(a)	54,649	27,534,352

		40,769,018

Health Care Providers & Services – 1.1%
UnitedHealth Group, Inc.	29,550	16,680,975

Health Care Technology – 1.3%
Veeva Systems, Inc. - Class A(a)	92,380	19,291,716

Life Sciences Tools & Services – 1.4%
Waters Corp.(a)	33,590	10,853,265
West Pharmaceutical Services, Inc.	32,500	10,007,725

		20,860,990

Pharmaceuticals – 4.8%
Eli Lilly & Co.	61,390	50,937,738
Zoetis, Inc.	120,370	21,519,749

		72,457,487

		229,272,173

Communication Services – 14.2%
Entertainment – 2.6%
Netflix, Inc.(a)	51,760	39,132,113

Interactive Media & Services – 11.6%
Alphabet, Inc. - Class C	274,560	47,413,766
Meta Platforms, Inc. - Class A	183,260	104,014,711
Reddit, Inc. - Class A(a)	189,388	22,593,988

		174,022,465

		213,154,578

Industrials – 9.4%
Aerospace & Defense – 1.1%
Axon Enterprise, Inc.(a)	39,580	16,762,130

Building Products – 2.0%
Otis Worldwide Corp.	173,700	17,057,340
Trex Co., Inc.(a)	182,990	12,964,842

		30,022,182

Commercial Services & Supplies – 1.7%
Copart, Inc.(a)	486,309	25,030,324

Ground Transportation – 1.5%
Saia, Inc.(a) (b)	46,000	22,476,060

Professional Services – 1.8%
Verisk Analytics, Inc.	96,570	26,529,710

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 1.3%
United Rentals, Inc.	24,930	$20,263,104

		141,083,510

Financials – 5.3%
Capital Markets – 0.9%
Cboe Global Markets, Inc.	66,190	14,136,198

Financial Services – 4.4%
Visa, Inc. - Class A	227,088	65,821,457

		79,957,655

Consumer Staples – 5.3%
Beverages – 3.0%
Celsius Holdings, Inc.(a)	304,800	9,168,384
Monster Beverage Corp.(a)	666,496	35,111,009

		44,279,393

Consumer Staples Distribution & Retail – 2.3%
Costco Wholesale Corp.	39,740	34,739,913

		79,019,306

Materials – 0.8%
Chemicals – 0.8%
Sherwin-Williams Co. (The)	35,450	12,718,397

Total Common Stocks (cost $857,418,296)		1,497,257,752

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%

ABIOMED, Inc. (CVR)(a) (c) (d) (cost $52,367)	51,340	52,367

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.72%(e) (f) (g) (cost $2,870,033)	2,870,033	2,870,033

Total Investments – 99.8% (cost $860,340,696)(h)		1,500,180,152
Other assets less liabilities – 0.2%		2,936,814

Net Assets – 100.0%		$1,503,116,966

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of October 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $651,096,878 and gross unrealized depreciation of investments was $(11,257,422), resulting in net unrealized appreciation of $639,839,456.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

AB Growth Fund

October 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$503,309,656	$—	$—	$503,309,656
Consumer Discretionary	238,742,477	—	—	238,742,477
Health Care	229,272,173	—	—	229,272,173
Communication Services	213,154,578	—	—	213,154,578
Industrials	141,083,510	—	—	141,083,510
Financials	79,957,655	—	—	79,957,655
Consumer Staples	79,019,306	—	—	79,019,306
Materials	12,718,397	—	—	12,718,397
Rights	—	—	52,367	52,367
Short-Term Investments	2,870,033	—	—	2,870,033

Total Investments in Securities	1,500,127,785	—	52,367	1,500,180,152
Other Financial Instruments(a)	—	—	—	—

Total	$1,500,127,785	$—	$52,367	$1,500,180,152

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2024 is as follows:

Fund	Market Value 07/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$29,656	$40,037	$66,823	$2,870	$98